Segment information (Geographic data) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) drilling_unit	Dec. 31, 2017 USD ($) drilling_unit	Dec. 31, 2016 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,038.2	$ 1,128.4	$ 1,600.3
Fixed assets - drilling rigs	$ 5,005.6	$ 5,170.9
Number of drilling units | drilling_unit	11	11
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 618.1	$ 638.0	672.2
Fixed assets - drilling rigs	2,647.1	2,729.6
Ghana
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	205.5	0.0	208.1
Thailand
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	88.7	89.2	86.3
Fixed assets - drilling rigs	228.7	234.6
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	85.3	87.1	241.5
Fixed assets - drilling rigs	439.7	460.9
Indonesia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8.9	37.3	0.0
Fixed assets - drilling rigs	0.0	162.5
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1.3	152.5	175.9
Equatorial Guinea
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.9	48.1	0.0
Nigeria
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0.0	39.5	185.2
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29.5	36.7	$ 31.1
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	1,050.1	1,075.9
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	640.0	0.0
Gabon
Revenues from External Customers and Long-Lived Assets [Line Items]
Fixed assets - drilling rigs	$ 0.0	$ 507.4